Other Non-Operating (Expense) Income (Tables)	12 Months Ended
Dec. 31, 2017
Other Nonoperating Income (Expense) [Abstract]
Summary of Other Non-Operating Income (Expense)
A summary of non-operating income (expense) is as follows:

	Year Ended December 31
(in thousands)	2017	2016	2015
Foreign currency gain (losses), net	$3,310	$(39,890)	$(15,564)
Net (loss) gain on sales of businesses	(569)	18,931	(23,335)
Net losses on sales or write-downs of cost method investments	(184)	(28,571)	(1,124)
Gain on sale of property, plant and equipment	—	34,072	21,379
Gain on formation of a joint venture	—	3,232	5,972
Gain on sale of Classified Ventures	—	—	4,827
Net losses on sales or write-down of marketable equity securities	—	(1,791)	(14)
Other, net	1,684	1,375	(764)
Total Other Non-Operating Income (Expense)	$4,241	$(12,642)	$(8,623)